Property, Plant, and Equipment	3 Months Ended
Jun. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

8.         PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following:

	June 30, 2011	December 31, 2010
Property and equipment, gross	227,376	225,057
Accumulated depreciation and amortization	(194,881)	(184,415)
Property and equipment, net	$ 32,495	$ 40,642

Depreciation and amortization expense was $5,336 during the quarter ended June 30, 2011, and $13,298 during the quarter ended July 31, 2010.  Depreciation and amortization expense was $13,490 during the six months ended June 30, 2011, and $26,353 during the six months ended July 31, 2010.